UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   February 19, 2025 to March 17, 2025

Commission File Number of issuing entity:  333-206847-04

Central Index Key Number of issuing entity:  0001690577

Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206847

Central Index Key Number of depositor:  0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682532

Starwood Mortgage Funding III LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548567

CIBC Inc.
(Exact name of sponsor as specified in its charter)

Paul E. Kurzeja (980) 386-8509
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4021758
38-4021759
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on March 28, 2025 (SEC Accession No. 0001888524-25-006403) (the “Original 10-D”).  The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders.  The payment revisions were made to include funds received with respect to the liquidation of the Michigan Rite Aid Portfolio Mortgage Loan (Loan Number 52 on Annex A-1 of the prospectus of the registrant relating to the issuing entity filed on December 21, 2016 pursuant to Rule 424(b)(2)).  This resulted in an additional principal payment to the Class A-SB Certificateholders in an amount equal to $1,786,937.09, an additional payment to the Class A-SB Certificateholders in an amount equal to $19,205.19 in prepayment penalties, an additional interest payment to the Class G Certificateholders in an amount equal to $14,562.50 and an additional payment to the Class X-A Certificateholders in an amount equal to $8,886.63 in prepayment penalties.  The additional payments are expected to be made to the Class A-SB, Class G and Class X-A Certificateholders on or prior to the next distribution date.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 17, 2025 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on March 17, 2025

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.22%	0	N/A

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. (the "Depositor") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from February 19, 2025 to March 17, 2025.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on February 10, 2025. The CIK number for the Depositor is 0001005007.

Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2025. The Central Index Key number for Morgan Stanley is 0001541557.

Bank of America, National Association ("Bank of America") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 10, 2025. The Central Index Key number for Bank of America is 0001102113.

Starwood Mortgage Funding III LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 23, 2025. The Central Index Key number for Starwood Mortgage Funding III LLC is 0001682532.

KeyBank National Association ("KeyBank") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2025. The Central Index Key number for KeyBank is 0001089877.

CIBC Inc. one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2025. The Central Index Key number for CIBC Inc. is 0001548567.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 28, 2025 under Commission File No. 333-206847-04 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 28, 2025 under Commission File No. 333-206847-04 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Wells Fargo Bank, National Association, as certificate administrator, custodian and/or trustee:

In December 2014, Phoenix Light SF Limited (Phoenix Light) and certain related entities filed a complaint in the United States District Court for the Southern District of New York alleging claims against Wells Fargo Bank, N.A., in its capacity as trustee for a number of residential mortgage-backed securities (RMBS) trusts. Complaints raising similar allegations have been filed by Commerzbank AG in the Southern District of New York, IKB International and IKB Deutsche Industriebank (together, IKB) in New York state court, and Park Royal I LLC and Park Royal II LLC in New York state court. In each case, the plaintiffs allege that Wells Fargo Bank, N.A., as trustee, caused losses to investors, and plaintiffs assert causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. In July 2022, the district court dismissed Phoenix Light’s claims and certain of the claims asserted by Commerzbank AG, and subsequently entered judgment in each case in favor of Wells Fargo Bank, N.A. In August 2022, Phoenix Light and Commerzbank AG each appealed the district court’s decision to the United States Court of Appeals for the Second Circuit. Phoenix Light dismissed its appeal in May 2023, terminating its case. In October 2024, the Second Circuit denied Commerzbank AG’s appeal. In November 2023, Wells Fargo Bank, N.A. entered into an agreement with IKB to resolve IKB’s claims. Wells Fargo Bank, N.A. previously settled two class actions filed by institutional investors and an action filed by the National Credit Union Administration with similar allegations.

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	02/18/2025	$0.00
Current Distribution Date	03/17/2025	$0.00

*REO Account Balance
Prior Distribution Date	02/18/2025	$0.00
Current Distribution Date	03/17/2025	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	02/18/2025	$198,759.42
Current Distribution Date	03/17/2025	$3,929.89

Interest Reserve Account Balance
Prior Distribution Date	02/18/2025	$194,372.63
Current Distribution Date	03/17/2025	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	02/18/2025	$0.00
Current Distribution Date	03/17/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32, relating to the March 17, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 28, 2025 under Commission File No. 333-206847-04  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 28, 2025 under Commission File No. 333-206847-04  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Depositor)

/s/ Leland F. Bunch III
Leland F. Bunch III, President and Chief Executive Officer

Date: April 23, 2025